FINANCIAL LIABILTIES (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of financial liabilities

		As of
US$ MILLIONS		Dec. 31, 2020	Dec. 31, 2019
Current:
Inflation swaps		$23	$6
Total current financial liabilities		$23	$6

Non-current:
Inflation swaps		$46	$71
Deferred consideration	(a)	962	931
Total non-current financial liabilities		$1,008	$1,002
The following table provides a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses.

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	BIP unit price (US$)	Exchangeable and class B shares (US$ Millions)
Balance at January 1, 2020	—	—	$—	$—
Share issuance	46,349,323	1	38.09	1,765
Share exchanges(1)	(1,388,874)	—	39.60	(55)
Remeasurement of liability	—	—	—	511
Balance at December 31, 2020	44,960,449	1	$49.40	$2,221
(1)The unit price reflected here represents the weighted average price of the units exchanged during the period and is calculated based on the NYSE closing price per unit on the date of exchange.